SHORT DURATION INFLATION PROTECTION BOND FUND
SHORT DURATION INFLATION PROTECTION BOND FUND
Investment Objective
The fund pursues total return using a strategy that seeks to protect against U.S. inflation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund’s B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SHORT DURATION INFLATION PROTECTION BOND FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	2.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	none	none	none	5.00%	1.00%	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SHORT DURATION INFLATION PROTECTION BOND FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS
Management Fee	0.57%	0.37%	0.57%	0.57%	0.57%	0.57%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.58%	0.38%	0.83%	1.58%	1.58%	1.08%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example SHORT DURATION INFLATION PROTECTION BOND FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	59	186	324	726
INSTITUTIONAL CLASS	39	122	214	481
A CLASS	308	484	676	1,228
B CLASS	561	800	961	1,676
C CLASS	161	500	861	1,877
R CLASS	110	344	596	1,317

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
SHORT DURATION INFLATION PROTECTION BOND FUND B CLASS	161	500	861	1,676

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its assets in inflation-linked debt securities. These securities include inflation-linked U.S. Treasury securities, inflation-linked securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-linked securities issued by other entities such as domestic and foreign corporations and governments. Inflation-linked securities are designed to protect the future purchasing power of the money invested in them.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest up to 20% of its net assets in fixed-income securities that are not linked to inflation. These securities may include other debt securities, including mortgage- and asset-backed securities, whether issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers.

The fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high-yield securities.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such instruments are in keeping with the fund’s investment objective.

The weighted average duration of the fund’s portfolio must be five years or shorter. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates. The longer the weighted average duration of the fund’s portfolio, the more sensitive its market value is to interest rate fluctuations. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity.

To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.

Principal Risks
•
Interest Rate Risk – Inflation-linked securities trade at prevailing real interest rates.  Generally, when real interest rates rise, the value of the fund’s debt securities will decline. The opposite is true when real interest rates decline. The real interest rate is the current market interest rate minus the market’s inflation expectations.

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•
Nondiversification Risk – The fund is classified as nondiversified. This gives the portfolio managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities.

•
Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, credit and correlation risk.

•
Foreign Securities Risk – Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2008): 5.84%

Lowest Performance Quarter (3Q 2008): -3.73%

As of June 30, 2012, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.50%.

Average Annual Total Returns For the calendar year ended December 31, 2011
Average Annual Total Returns SHORT DURATION INFLATION PROTECTION BOND FUND		1 Year	5 Years	Since Inception	Inception Date
INVESTOR CLASS		8.80%	6.97%	5.26%	May 31, 2005
INVESTOR CLASS After Taxes on Distributions		5.62%	5.42%	3.73%
INVESTOR CLASS After Taxes on Distributions and Sale of Fund Shares		6.20%	5.16%	3.65%
INSTITUTIONAL CLASS		9.13%	7.27%	5.54%	May 31, 2005
A CLASS	[1]	6.21%	6.28%	4.66%	May 31, 2005
B CLASS		3.87%	5.80%	4.24%	May 31, 2005
C CLASS		7.76%	5.97%	4.26%	May 31, 2005
R CLASS		8.33%	6.48%	4.78%	May 31, 2005
Barclays U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)		4.88%	5.48%	4.68%	May 31, 2005
[1]	Prior to August 31, 2011, this class had a front-end sales charge of 4.50%. The front-end sales charge is now 2.25%. Performance has been restated to reflect this change in the sales charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 29, 2012
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908406
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2012
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
SHORT DURATION INFLATION PROTECTION BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHORT DURATION INFLATION PROTECTION BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund pursues total return using a strategy that seeks to protect against U.S. inflation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund’s B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its assets in inflation-linked debt securities. These securities include inflation-linked U.S. Treasury securities, inflation-linked securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-linked securities issued by other entities such as domestic and foreign corporations and governments. Inflation-linked securities are designed to protect the future purchasing power of the money invested in them.

The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund also may invest up to 20% of its net assets in fixed-income securities that are not linked to inflation. These securities may include other debt securities, including mortgage- and asset-backed securities, whether issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers.

The fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high-yield securities.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such instruments are in keeping with the fund’s investment objective.

The weighted average duration of the fund’s portfolio must be five years or shorter. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates. The longer the weighted average duration of the fund’s portfolio, the more sensitive its market value is to interest rate fluctuations. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity.

To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Interest Rate Risk – Inflation-linked securities trade at prevailing real interest rates.  Generally, when real interest rates rise, the value of the fund’s debt securities will decline. The opposite is true when real interest rates decline. The real interest rate is the current market interest rate minus the market’s inflation expectations.

•
Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•
Nondiversification Risk – The fund is classified as nondiversified. This gives the portfolio managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities.

•
Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, credit and correlation risk.

•
Foreign Securities Risk – Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk - The fund is classified as nondiversified. This gives the portfolio managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2008): 5.84%

Lowest Performance Quarter (3Q 2008): -3.73%

As of June 30, 2012, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.50%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.73%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

SHORT DURATION INFLATION PROTECTION BOND FUND | Barclays U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	5.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
SHORT DURATION INFLATION PROTECTION BOND FUND | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	726
Annual Return 2006	rr_AnnualReturn2006	0.06%
Annual Return 2007	rr_AnnualReturn2007	10.97%
Annual Return 2008	rr_AnnualReturn2008	(1.25%)
Annual Return 2009	rr_AnnualReturn2009	11.41%
Annual Return 2010	rr_AnnualReturn2010	5.46%
Annual Return 2011	rr_AnnualReturn2011	8.80%
1 Year	rr_AverageAnnualReturnYear01	8.80%
5 Years	rr_AverageAnnualReturnYear05	6.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
SHORT DURATION INFLATION PROTECTION BOND FUND | INVESTOR CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.62%
5 Years	rr_AverageAnnualReturnYear05	5.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
SHORT DURATION INFLATION PROTECTION BOND FUND | INVESTOR CLASS | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.20%
5 Years	rr_AverageAnnualReturnYear05	5.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
SHORT DURATION INFLATION PROTECTION BOND FUND | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	214
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	481
1 Year	rr_AverageAnnualReturnYear01	9.13%
5 Years	rr_AverageAnnualReturnYear05	7.27%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
SHORT DURATION INFLATION PROTECTION BOND FUND | A CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	484
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,228
1 Year	rr_AverageAnnualReturnYear01	6.21%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.28%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2005	[1]
SHORT DURATION INFLATION PROTECTION BOND FUND | B CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	561
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	800
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	961
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,676
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	500
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	861
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,676
1 Year	rr_AverageAnnualReturnYear01	3.87%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
SHORT DURATION INFLATION PROTECTION BOND FUND | C CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	500
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	861
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,877
1 Year	rr_AverageAnnualReturnYear01	7.76%
5 Years	rr_AverageAnnualReturnYear05	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
SHORT DURATION INFLATION PROTECTION BOND FUND | R CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	344
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	596
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
1 Year	rr_AverageAnnualReturnYear01	8.33%
5 Years	rr_AverageAnnualReturnYear05	6.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2005

[1]	Prior to August 31, 2011, this class had a front-end sales charge of 4.50%. The front-end sales charge is now 2.25%. Performance has been restated to reflect this change in the sales charge.